SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,979,910
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses related to options, weighted average period	3 years 9 months
Restricted stock units granted	767,060
Exercise price per share of restricted stock units Granted	¥ 0
Restricted stock units vesting percentage	25.00%
Restricted stock units agggregate fair value	¥ 117,664
Restricted stock units compensation expense	12,232
Restricted stock units unrecognised compensation cost	¥ 105,432
Restricted stock units vesting period	4 years
Restricted stock units weighted aveage grant date fair value	¥ 153.40
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested	¥ 14,948	¥ 2,288
Granted	1,979,910
Stock option compensation expense	¥ 48,005
Unrecognized compensation expenses related to options	¥ 154,502
Unrecognized compensation expenses related to options, weighted average period	8 years 7 months 13 days
Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that may be issued pursuant to all awards	28,400,000
Description of increase in shares reserved	The shares reserved may be increased automatically if and whenever the unissued shares reserved accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under the Plan immediately after each such increase shall equal to five percent (5%) of the then issued and outstanding shares.
Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years
Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years